Prospectus - Citizens International Growth Fund
October 6, 2000

485APOS
485APOS

As filed with the Securities and Exchange Commission on October 2, 2000

Securities Act of 1933 File No. 2-80886
Investment Company Act of 1940 File No. 811-3626

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 49

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 44

CITIZENS FUNDS*
(Exact name of Registrant as specified in charter)

230 Commerce Way, Suite 300, Portsmouth, NH 03801
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (603) 436-5152

Sophia Collier, Chairman
230 Commerce Way, Suite 300
Portsmouth, NH 03801
(Name and Address of Agent for Service)

It is proposed that this filing become effective:
[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] On November 1, 2000 pursuant to paragraph (b) of Rule 485
[X] 75 days after filing pursuant to paragraph (a) of Rule 485*
[ ] On December 15 pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------
*This filing relates only to its series Citizens International Growth Fund

                                December 20, 2000


                                   PROSPECTUS


                     Citizens International Growth Fund(SM)



                              Citizens Funds[RegTM]



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

OVERVIEW .....................................................

THE FUND
Investment Objective and Principal Investment Strategies .....
Principal Risks ..............................................
Performance ..................................................
Fees and Expenses ............................................

ADDITIONAL FUND DETAILS
Growth Plus Risk Management ..................................
Citizens International Growth Fund............................

MANAGEMENT OF CITIZENS FUNDS
The Role of the Investment Adviser ...........................
Our Sub-Adviser ..............................................
The Fund's Fees ..............................................
12b-1 Fees and Classes .......................................

SHAREHOLDER INFORMATION
Investment Minimums ..........................................
How We Value Our Shares ......................................
How to Buy and Sell Shares ...................................
Shareholder Services and Policies ............................
Costs for Services ...........................................
Mailing Address and Wiring Instructions ......................

DIVIDENDS, DISTRIBUTIONS AND TAXES ...........................

FINANCIAL HIGHLIGHTS .........................................

================================================================================
OVERVIEW
================================================================================

Citizens Funds[RegTM]

Our goal at Citizens Funds is to achieve strong financial results by seeking out securities with above-average prospects for long-term growth and by employing specific risk management methods in the management of our actively managed portfolios, as well as in the management of our indexes underlying our passively-managed portfolios. One such method is that the Citizens International Growth Fund invests only in companies that we deem to have positive records of corporate responsibility.

Fund Summary

The Citizens International Growth Fund invests primarily in foreign stocks and has the objective of capital appreciation.

Risks

There are certain principle risks of the Citizens International Growth Fund:

o The stock and bond markets are sometimes volatile and may change significantly and unpredictably in response to political, regulatory, market or economic developments.

o The stocks or bonds the Citizens International Growth Fund purchases may go up or down more or less than the markets as a whole.

o As with all mutual funds, you could lose money by investing in the Citizens International Growth Fund.

Who May Want to Invest

The Citizens International Growth Fund is designed for investors seeking long-term growth through a portfolio of non-U.S. securities and who can accept the volatility associated with international stock investments.

================================================================================
THE FUND
================================================================================

Investment Objective and Principal Investment Strategies

The Citizens International Growth Fund employs a growth discipline, seeking companies with above-average prospects for long-term growth in earnings and profitability. Risk management strategies are an integral part of our investment process. The Citizens International Growth Fund invests only in companies that meet a high standard for corporate and environmental responsibility meaning that they have positive environmental, community, and workplace records. We believe that our socially responsible investing mandate directly complements our efforts to control risk by avoiding companies whose corporate behavior could become an impediment to performance.

Change in Investment Objective

The investment objective of the Fund cannot be changed without the approval of a majority of the outstanding shares of the Fund.

Citizens International Growth Fund

Objective

The Citizens International Growth Fund's investment objective is capital appreciation.

Principal Investment Strategies

The Citizens International Growth Fund invests primarily in the common stock of foreign companies. Foreign companies include companies that are organized outside the United States or whose securities are principally traded outside the U.S. During normal market conditions, at least 65% of the Fund's total assets will be invested in foreign companies, in a minimum of five countries. Although the Fund intends to invest substantially all of its assets in issuers outside the U.S., it may at times invest in U.S. securities and it may at times invest all of its assets in fewer than five countries.

In selecting investments, the investment management team is guided by analyses of international markets, regional economies, countries and industries in which the Fund may invest, and individual companies. The Fund seeks to invest in economies that exhibit strong growth potential and in industries that the Fund's advisers, Citizens Advisers, Inc., expect to be the main beneficiaries of that growth. In determining whether to invest in a particular country or region, the investment management team looks at a number of factors, including:

o    Prospects for growth
o    Economic imbalances (e.g., inflation, trade deficits, public debt)
o    Liquidity
o    Currency movements
o    Government economic policy

With respect to individual companies, the investment management team analyzes factors such as:

o    Growing, sustainable earnings
o    Return on equity
o    Financial condition
o    Innovative products, services or business strategies
o    Revised corporate strategies
o Whether the company is positioned to benefit from political or important industry or economy-wide trends

Risks

The Fund is subject to the following principal risks (for more details see pages x-x below):

o    Market Risk
o    Industry Risk
o    Company Risk
o    Foreign Investing Risk
o    Portfolio Turnover Risk

Additional Fund Details

From time to time, the Fund may buy securities other than common stocks, such as convertible or preferred stocks and short-term debt securities. To moderate company risk, the Fund restricts its investment in any one issuer to no more than 5% of its total assets with respect to 75% of its total assets. To moderate the risks of foreign investing, the Fund restricts its investments in emerging market countries (such as Russia, Malaysia or Pakistan) to no more than 25% of its total assets.

The Fund may invest in sponsored American Depository Receipts (ADRs), which are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign companies that have agreed to have their securities traded as depository receipts. The Fund may also invest in Yankee bonds, which are dollar-denominated bonds issued in the U.S. by foreign banks and governments.

The Fund is actively managed. This active trading may create tax consequences for shareholders in the form of increased capital gains and losses. Capital gains, when distributed, are taxable to shareholders. The trading costs associated with active management may also lower the Fund's performance.

Defensive Positions

In an attempt to protect itself from adverse market or economic conditions, the Citizens International Growth Fund may on occasion take temporary defensive positions in cash or cash equivalents, such as money market instruments or other high quality, short-term fixed income securities. These positions may prevent the Fund from achieving its investment objective or otherwise adversely affect the Fund's performance.

Principal Risks

The principal risks of investing in the Citizens International Growth Fund include:

Market Risk. The stock market is sometimes volatile and may change dramatically and unpredictably in response to political, regulatory, market or economic developments. The stock of growth companies - as compared to older, more established companies - tends to be extra sensitive to these developments in the market because their share prices are based more on expectations about the futures of these companies. Stock prices have historically gone up and down more than the value of fixed income securities. The value of your investment in the Citizens International Growth Fund will go up or down based on market conditions.

Industry Risk. Although the Citizens International Growth Fund does not invest more than 25% of its total assets in a particular industry, the Fund will at times be invested more heavily in some industries than in others, and may be over-weighted in certain industries in comparison to the market as a whole or to the S&P 500 Index or other market indices. Since the outlook for particular industries will differ due to unique market, economic, regulatory or competitive environments, there is always the possibility that the value of a group of related stocks will go down more than the total market because of developments in a specific industry. These fluctuations may cause the value of your investment to go down.

Company Risk. The value of the stock of an individual company varies with the prospects of that company and can be more or less volatile than the market as a whole. The success or failure of each of the companies in which the Citizens International Growth Fund invests will cause the value of your investment to go up or down.

Foreign Investing Risk. The Citizens International Growth Fund will invest in foreign markets. Foreign markets are generally less efficient and more volatile than those in the United States. Foreign economies and governments may be less mature and stable than those in the U.S. and foreign securities may be more significantly impacted by political and economic events. Settlement and trading costs are generally higher, and foreign companies may be adversely affected by excessive (or inadequate) government regulation, excessive taxation, nationalization, expropriation or political, economic or social instability. There is also the risk of currency regulation and exchange controls or fluctuations in exchange rates between foreign currencies and the U.S. dollar, which could cause the value of the Fund's investments in foreign markets to go down. The risks of investing in emerging market economies are even greater and can include high inflation, high sensitivity to commodity prices and economic dependence on a few industries or government-owned industries. These characteristics of foreign investing will cause the value of your investment to go up or down.

Portfolio Turnover Risk. The Citizens International Growth Fund may have a relatively high portfolio turnover rate (in excess of 100%). Funds with high turnover may incur higher transaction costs, such as brokerage fees, than Funds that buy and sell securities less often. High portfolio turnover may therefore negatively impact the Fund's performance. Frequent sales of securities held by the Fund may also cause shareholders to realize higher amounts of taxable ordinary income or capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates).

Performance

Performance information is not included for the Citizens International Growth Fund because it has not been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Citizens International Growth Fund. Annual fund operating expenses are paid out of the assets of the Fund. The Fund does not have a sales charge (load).

Shareholder Fees

(Fees paid directly from your investment)*

-------------------------------------------------------------------------------------------------------------
                 Maximum     Maximum        Maximum       Redemption   Exchange Fee    Maximum
                 Sales       Deferred       Sales Charge  Fee                          Account Fee
                 Charge      Sales Charge   (Load                                      (Charged only
                 (Load)      (Load)         Imposed on                                 if account falls
                 Imposed                    Reinvested                                 below minimum
                 on                         Dividends)                                 balance)**
                 Purchased
-------------------------------------------------------------------------------------------------------------
Citizens         None        None           None          None         None            $3.00/month
International
Growth Fund
-------------------------------------------------------------------------------------------------------------

* See "Costs for Services," on page ___.

** A fee of $3.00/month currently is charged on accounts that fall below a minimum balance of $2,500. ($1000 minimum balance for Individual Retirement Accounts (IRAs), Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and Automatic Investment Plan accounts.)

Annual Fund Operating Expenses

(Expenses that are deducted from assets)

---------------------------------------------------------------------------------------------------
Citizens         Management  Distribution   Other         Total        Fee        Net
International    Fees        Fees Expenses  Expenses      Annual       Waiver     Expenses
Growth Fund                                               Operating
                                                          Expenses
---------------------------------------------------------------------------------------------------
Standard Class   1.05%       0.25%          1.75%         3.05%        1.20%      1.85%
Class shares
---------------------------------------------------------------------------------------------------

For the period of commencement of operations until June 30,2001 the investment adviser to the Fund has contractually agreed to waive certain fees and/or reimburse certain expenses, such as Distribution Fees and Other Expenses (other than interest expenses, taxes, brokerage commissions and extraordinary expenses, such as litigation, that do not usually occur in the operations of a mutual fund). If the Fund's aggregate expenses for the relevant class would exceed on a per annum basis the percentage of average daily net assets specified below, the adviser will waive certain fees and/or reimburse certain expenses for the amount of the excess.

                                            Net
Fund                                        Expenses
================================================================================
Citizens International Growth Fund          1.85%
Standard Class shares
================================================================================

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same and all dividends and distributions are reinvested. Contractual fee waivers and reimbursements are reflected only in the one year amounts. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             One Year      Three Years
================================================================================
Citizens International Growth Fund
================================================================================
Standard Class shares                        $ 188         $ 942
================================================================================

ADDITIONAL FUND DETAILS

More information about the Fund's investment strategies and risks appears below and in the Fund's Statement of Additional Information. Of course, the Fund is not required to and may not invest in all of the investments or engage in all of the investment techniques or strategies listed in this prospectus or in the Statement of Additional Information.

Growth Plus Risk Management

Although we strive to deliver strong investment performance, we are always cognizant of risk. We endeavor to reduce risk through specific risk management strategies. For instance, the Fund employs social and environmental screens to avoid companies whose corporate behavior could negatively affect their performance. The Fund also avoids excessive company and industry concentrations.

The Citizens International Growth Fund employs proprietary, quantitative techniques in order to minimize risk relative to value. The Fund seeks to reduce risk by limiting investments in emerging nations to no more than 25% of total assets. As described below, the Citizens International Growth Fund also employs social screening of stocks as a risk-control measure. Of course, these strategies may not always be used or may not be successful in minimizing risks when they are used. Investing in the stock and bond markets is inherently risky, particularly if you do not plan to invest for the long term.

Our goal at Citizens Funds is to achieve strong financial results while investing in companies that are managed in a socially responsible manner. The Fund will invest only in companies that we deem to be socially and environmentally responsible. To find these investments, we seek companies that have positive environmental, community and workplace records. At the same time, we avoid companies whose primary business is the manufacture or distribution of alcohol, tobacco, nuclear power, oil or conventional or nuclear weaponry. We also avoid companies on the AFL-CIO's national boycott list and companies that lack diversity (i.e., representation by women or people of color) on their corporate boards or in upper management. Finally, we avoid companies that use animals to test personal-care products or otherwise treat animals in an inhumane manner.

Citizens International Growth Fund

The Citizens International Growth Fund invests primarily in the common stocks of foreign companies. We seek companies with growing, sustainable earnings; innovative products, services and business strategies; revised corporate strategies; or those that are benefiting from political or economic conditions. Under normal market conditions, the Fund will allocate at least 65% of its assets to foreign markets, in most circumstances in a minimum of five countries. From time to time, the Fund may buy securities other than common stocks, such as convertible or preferred stocks and short-term debt securities. To moderate company risk, the Fund restricts its investment in any one issuer to no more than 5% of its total assets with respect to 75% of its total assets. To moderate the risks of foreign investing, the Fund restricts its investments in emerging market countries (such as Russia, Malaysia or Pakistan) to no more than 25% of its total assets.

The Fund may invest in sponsored American Depository Receipts (ADR), which are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign companies that have agreed to have their securities traded as depository receipts. The Fund may also invest in Yankee bonds, which are dollar-denominated bonds issued in the U.S. by foreign banks and governments. The Fund is actively managed. This active trading may create tax consequences for shareholders in the form of increased capital gains and losses. Capital gains, when distributed, are taxable to shareholders. The trading costs associated with active management may also lower Fund performance.

================================================================================
MANAGEMENT OF THE CITIZENS INTERNATIONAL GROWTH FUND
================================================================================

The Role of the Investment Adviser

In order to manage the Fund on a day-to-day basis, Citizens Funds has signed a Management Agreement with Citizens Advisers, Inc., with offices at 230 Commerce Way, Suite 300, Portsmouth, NH, 03801. Citizens Securities, Inc., a subsidiary of Citizens Advisers, serves as the Fund's distributor. Citizens Funds, Citizens Advisers and Citizens Securities are not affiliated with any bank.

In its role as investment adviser to the Fund, Citizens Advisers determines which companies meet the Fund's social criteria and will be carried on Citizens Funds "Approved List" of investments.

Citizens Advisers performs a wide variety of administrative duties for Citizens Funds under a separate administrative and shareholder services contract which provides for reimbursement of out-of-pocket expenses, as well as fees for services rendered. Citizens Advisers sometimes will perform services under this administrative contract directly, or may contract to have specialized services provided by third parties, such as investment advisers for pension funds or other institutions that maintain omnibus accounts with Citizens Funds.

Our Sub-Adviser

To assist with portfolio management for the Fund, Citizens Advisers has retained, at its own expense, a sub-adviser.

Clemente Capital, Inc. Our sub-adviser for the Citizens International Growth Fund, Clemente Capital, Inc., is a registered investment adviser organized in 1979. It is jointly owned by Lilia Clemente, Wilmington Trust of Wilmington, DE, and Diaz-Verson Capital Investments, Inc., of Columbus, GA. Clemente Capital also manages the First Philippine, Clemente Strategic Value and Cornerstone Strategic Return Funds, three closed-end funds traded on the New York Stock Exchange. Its headquarters are at Carnegie Hall Tower, 152 West 57th Street, New York, New York.

Ms. Clemente is the Chair and Global Strategist at Clemente Capital, which she has led for over two decades.

Sevgi Ipek is the lead portfolio manager responsible for the day-to-day management of the Citizens International Growth Fund. Ms. Ipek has also been the lead portfolio manager of the Citizens Global Equity Fund since 1995. Ms. Ipek is a global equity portfolio manager at Clemente Capital, her employer since 1994. Prior to joining Clemente, Ms. Ipek worked as an analyst and international economist for the WEFA Group, Inc. Ms. Ipek is a Chartered Financial Analyst.

The Fund's Fees

For the services the Adviser and sub-adviser provide to the Citizens International Growth Fund, the Adviser will receive the following fees (based on the average annual net assets of the Fund):

                                Management Fee        Administrative Fee        Aggregate
                                                                                Management
                                                                                and
                                                                                Administrative
                                                                                Fees
==============================================================================================
Citizens International Growth Fund
==============================================================================================
Standard Class shares                1.00%                  0.10%                 1.10%
==============================================================================================

The Adviser also is paid a per account fee for providing shareholder services to the Fund.

12b-1 Fees and Classes

The Citizens International Growth Fund offers Standard Class shares. These shares are no-load.

Citizens Funds has a 12b-1 Plan which allows us to pay Citizens Securities and other distributors of the Funds' shares distribution fees for the sale and distribution of its shares. These fees reimburse these parties for sales-related expenses including the printing of prospectuses and reports sent to non-shareholders, as well as other sales material, advertising, communications and salaries for salespeople and other personnel. We will also pay commissions to outside brokers or service organizations for similar services. Because these costs are paid out of the Fund's net assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

With respect to the Standard Class shares of the Fund, 0.25% of the Fund's net assets is payable under Citizens Funds' 12b-1 Plan and the related Distribution Agreement with Citizens Securities.

================================================================================
SHAREHOLDER INFORMATION
================================================================================

The Citizens International Growth Fund is no-load. The Standard Class shares of the Fund are subject to 12b-1 fees.

Investment Minimums

Standard Class shares

o Minimum Initial Investment. The minimum initial investment in the Standard Class shares of this Fund is $2,500 ($1,000 for IRA, UGMA/UTMA and Automatic Investment Plan accounts).

o Minimum Subsequent Investment. The minimum subsequent investment for all accounts, including Automatic Investment Plan accounts, is $50.

o Minimum Balance. If your account falls below the minimum for the Fund, you will be assessed a monthly fee of $3 until you bring your balance above the $2,500 minimum. (This fee will also be applied to inactive Automatic Investment Plan accounts.) If you do not bring your balance up to the minimum, we may close your account by sending you a check for your balance. Before closing your account, you will receive 30 days notice and an opportunity to bring the account up to the applicable minimum.

IRAs

There is an annual fee of $10 for each Individual Retirement Account (IRA), with a maximum IRA account fee of $20 per shareholder. This fee is waived for total IRA balances of $25,000 and higher and total account balances of $50,000 and higher. There is also an IRA closure fee of $15.

How We Value Our Shares

The price of shares in the Fund is called the Net Asset Value. To calculate the Net Asset Value, we add up the total assets of the Fund, subtract all liabilities, and then divide by the number of shares outstanding.

Equity securities are valued at the closing sale price on the primary exchange on which those securities are traded or on the principal over-the-counter market on which such securities are traded, or, lacking any sales, at the last available bid price for domestic securities and halfway between the bid and the asked price for international securities.

Fixed income investments are generally valued at the closing bid price for securities. Debt securities maturing within 60 days are normally valued at amortized cost. Amortized cost is approximately equal to market value, and is described in the Statement of Additional Information.

Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer-supplied evaluations and evaluations based on analysis of market data or other factors, if these valuations are believed to more accurately reflect the fair value of the securities.

If no market quotation is available for a given security (including restricted securities that are subject to limitations on their sale), the Fund's Adviser or sub-adviser will fairly value that security in good faith pursuant to the policies established by Citizens Funds' Board of Trustees.

The values of foreign securities are converted from the local currency into U.S. dollars using current exchange rates. If trading in the currency is restricted, the Fund will use a rate believed to reflect the currency's fair value in U.S. dollars. Trading may take place in foreign securities held by the Fund on days when the Fund is not open for business. As a result, the Fund's Net Asset Value may change on days on which shareholders are not able to purchase or sell fund shares. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's Net Asset Value is calculated, the securities may be valued at fair value pursuant to the policies established by the Citizens Funds' Board of Trustees.

The value of our shares is determined on each day the New York Stock Exchange is open for trading, at 4 p.m. Eastern time, or, if the New York Stock Exchange closes earlier, at the close of business of the Exchange.

How to Buy and Sell Shares

How to Buy Shares

It's easy to buy shares in the Fund. Just fill out an application and send in your payment by check, wire transfer, exchange from another Citizens mutual fund or through arrangements with your investment adviser or broker-dealer. All checks must be made payable to "Citizens Funds." Citizens Funds is unable to accept third-party checks. Foreign checks drawn on U.S. dollars are accepted, but shares purchased with foreign checks may be held in escrow for at least 20 days. For an initial wire to open an account, please call our Shareholder Service Center at (800) 223-7010 prior to initiating the wire transfer.

Your cost will be the Net Asset Value next determined after your payment is received by the Fund's transfer agent. You can purchase both full and fractional shares, which will be rounded to the nearest 1/1000th of a share. If your check is returned for any reason, you will be assessed a fee of $20.

Citizens Funds has authorized certain brokers, and these brokers have also been authorized to designate intermediaries, to accept on their behalf purchase and redemption orders. The Fund will be deemed to have received such an order when the broker or broker designee accepts the order, which shall be priced at the Net Asset Value next computed after the broker or designee accepts the order. Purchases and sales of fund shares through broker dealers may involve higher fees.

The Fund is available through many popular fund "supermarkets," including Charles Schwab's Mutual Fund OneSource[RegTM] and Fidelity Investments FundsNetwork[RegTM].

Automatic Investment Plan

To enroll in our Automatic Investment Plan, simply check off that box on the account application and provide us with your bank information, as well as the amount and frequency of your investment into your chosen fund. We will do the rest.

Benefits of Automatic Investing

Automatic investing, or saving a predetermined amount of money each month or quarter, offers many advantages:

o    It encourages the discipline of saving on a regular basis;

o    You can avoid the temptation to time the market;

o Your employer may allow you to deduct directly from your paycheck. You won't see what you don't spend; and o It's easy and convenient. Fill out the form and the rest automatically happens each month.

To get started, visit www.citizensfunds.com or call us at (800) 223-7010.

Payroll Deduction

Setting up direct payroll deposit is very easy. Call us for the necessary information and steps to follow. If you or your payroll administrator have any questions, please call our Shareholder Service Center at (800) 223-7010. Funds will be deposited into your Citizens Funds account using the Electronic Funds Transfer System. We will provide the account number. Your payroll department will let you know the date of the pay period when your investment begins.

How to Sell Shares

Telephone Redemption

We have a Telephone Exchange and Redemption option on your account application. Under this option, you can call and tell us how much (up to and including $25,000) you want to sell (redeem). Certain redemptions under $25,000 also may require a Medallion Signature Guarantee (see information below), at the discretion of Citizens Funds. Depending upon your instructions, we will deposit the amount of your redemption into another Citizens Funds account, mail you a check or electronically transfer your redemption to your pre-designated account. Normally, we will send you your redemption on the next business day after we receive your request. One-day wired funds cost $10, or we offer free three-day service via the Automated Clearing House (ACH). You will earn dividends up to and including the date when we receive your redemption request.

If you do select the Telephone Exchange and Redemption option, you should be aware it may increase the risk of error or of an unauthorized party gaining access to your account. For added security you may provide us with a Personal Identification Number (PIN), which must be verified before processing all telephone transactions, including balance verification. To keep these problems to a minimum, we record all telephone calls. Citizens Funds will not be responsible nor will our adviser or transfer agent if we follow the above precautions and act on telephone instructions we reasonably believe to be genuine.

During periods of unusual market activity, severe weather or other abnormal circumstances, it may be difficult for you to reach a representative of Citizens Funds by telephone. Under such circumstances, please consider sending written instructions.

Requests for Redemption

If you do not use the Telephone Exchange and Redemption option, you can redeem your shares by sending us a written request at any time, although the process will take longer. Requests for redemption of shares worth more than $25,000 must be accompanied by an original Medallion Signature Guarantee, which is a signature guarantee provided by an eligible guarantor (see list below). We may require further documentation from corporations, fiduciaries, retirement plans and/or institutional investors.

Certain requests for redemption under $25,000 also may require a Medallion Signature Guarantee, at the discretion of Citizens Funds. To avoid delays, have all written requests for redemption Medallion Signature Guaranteed.

We reserve the right to wait up to seven business days before paying the proceeds of any redemption on any investments made by check and five business days for purchases made by ACH transfer. If you are redeeming shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase. Therefore, if you need your redemption proceeds within seven business days of your purchase, please invest by wire.

Redeem Your Shares through Broker-Dealers

You may also redeem your shares through participating broker-dealers (who may charge a fee for this service). Certain broker-dealers may have arrangements with Citizens Funds that permit them to order redemption of shares by telephone or other electronic communication. Purchases and sales of fund shares through broker-dealers may involve higher fees.

Redemption in Kind

The Fund will normally redeem shares for cash, but may pay the redemption price partly or in whole with portfolio securities where the redemption is for more than $250,000. If portfolio securities are distributed instead of cash, shareholders may incur brokerage commissions or other costs in converting the securities to cash.

Transactions Requiring Medallion Signature Guarantee
o All requests for redemption over $25,000 (and certain requests under and including $25,000)
o    Changing your account title in any way
o    Authorizing a telephone transaction for the first time
o    Changing your pre-designated wire or ACH instructions
o    Establishing or modifying a systematic withdrawal plan
o    Exchanges between accounts which do not have identical titles

Eligible Guarantors
o    Commercial Banks
o    Trust Companies
o    Savings Associations
o    Credit Unions
o    Broker-Dealers
o    Members of domestic stock exchanges

Note: Notaries Public are not eligible guarantors.

You may sell (redeem) your shares on any business day. The redemption price for your shares will be the Net Asset Value the next time it is calculated after your redemption request, in proper form, has been received.

Shareholder Services and Policies

We try to demonstrate our commitment to your investment success by offering a full family of socially responsible mutual funds and assisting you with a complete range of convenient services including the following retirement services:

o    Traditional and Roth IRAs
o    SEP and SIMPLE IRAs
o    401(k), 403(b) and 457 plans
o    Rollover and transfer services

Please call our Shareholder Service Center for more information at (800)
223-7010.

Exchange Privilege

Since peoples' investment needs change over time, we provide for easy exchanges among Citizens mutual funds at no charge. You may make an exchange at any time and to any Citizens mutual fund. (An exchange is considered a purchase and sale of shares for tax purposes.) Just call us or write us with your request. The investment minimums and monthly below minimum balance fee remain applicable to exchange purchases into other Citizens Funds mutual funds.

Excessive Exchanges and Market Timing

Because excessive trading can lower the Fund's performance and harm shareholders, we reserve the right to suspend or terminate the exchange privilege of any investor who makes excessive use of the privilege (e.g., more than five exchanges within a one-year period). Your exchanges may also be restricted or refused if we perceive a pattern of simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges or other transactions evidencing a so-called "market timer" investment strategy, because they may be particularly disruptive to the Fund, may result in a termination of exchange privileges or closure of your account. Before terminating exchange privileges or closing an account, we ordinarily will give you 30 days notice and an opportunity to respond and discuss the matter with one of our Shareholder Service Representatives. You may still redeem your shares in the event that your exchange privileges are suspended or terminated.

We also reserve the right to close your account for any lawful reason, including, but not limited to, reasonable suspicion of fraud or other illegal activity in connection with the account.

Systematic Withdrawal Plan

You can send us a written request to automatically redeem a portion of your shares and make a regular monthly, quarterly or annual payment on your behalf.

Making a Change in Your Account

After your account is set up, you may want to make a change in one of the options or in the account title. We are pleased to assist you, but to protect both you and Citizens Funds from fraud, we may require an original Medallion Signature Guarantee, which is a signature guarantee from an eligible guarantor (see list above) from all registered owners of the accounts.

Tax-Sheltered Retirement Plans

Our distributor, Citizens Securities, has arranged for shareholders to have access to qualified IRAs, Roth IRAs, SEPs, SIMPLE IRAs and 403(b) plans (for employees of non-profit organizations). The Fund is suitable for 401(k) plans, variable annuities, and other types of retirement plans as well. Call us for a brochure and application.

Escrow

Redemption proceeds of shares purchased by check or ACH transfer are unavailable for a period of time. See "How to Sell Shares - Requests for Redemption," on page ___.

Costs for Services

Below $2,500/ $1,000 minimum balance fee                    $ 3.00/mo.
Annual IRA fee (per account)                                $ 10.00*
Maximum Annual IRA fee (for all accounts)                   $ 20.00
IRA Closure Fee                                             $ 15.00
Returned checks                                             $ 20.00
Returned Electronic Purchase/Payment - ACH                  $ 15.00
Outgoing wire transfer                                      $ 10.00
International wire transfer                                 $ 20.00
Copies of statements, checks and tax forms                  $ 2.00/each (free if
                                                       obtained through our audio
                                                       response system)

*This fee is waived for total IRA balances of $25,000 and higher, and total account balances of $50,000 and higher.

Mailing Address and Wiring Instructions

Regular U.S. Mail:

Please use the business reply envelope provided with this prospectus, or mail to:

Citizens Funds
c/o BISYS
3435 Stelzer Road
Columbus, OH 43219-8012

Please make all checks payable to "Citizens Funds." We are unable to accept third-party checks.

Wiring Instructions:                   Transfer Agent and Dividend Paying Agent:

Citizens Funds                         BISYS
c/o BISYS                              3435 Stelzer Road
3435 Stelzer Road                      Columbus, OH 43219-8012
Columbus, OH 43219-8012

ABA#: 031000053
For Further Credit
A/C# 86-1030-3646
Shareholder name/fund name/account number

Please make all checks payable to "Citizens Funds." We are unable to accept third-party checks.

Overnight Delivery Packages (e.g., Federal Express, UPS, Airborne Express):

Citizens Funds
c/o BISYS
3435 Stelzer Road
Columbus, OH 43219-8012

Please send only overnight delivery packages to the above address. Regular U.S. Mail will not be accepted at this address and may be returned to you.

Please make all checks payable to "Citizens Funds." We are unable to accept third-party checks.

================================================================================
DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

Unless you give us other instructions when you fill out your account application, or by telephone at (800) 223-7010 or in writing thereafter, we will automatically reinvest your dividends and distributions from the Fund into additional shares of the Fund at the Net Asset Value calculated on the date the dividends or distributions are payable.

We also can pay your dividends and distributions to you by check or electronic transfer through the Automated Clearing House to your bank account. Information regarding dividends and other distributions will be included on your statement. Dividends and distributions of capital gains, if any, normally are declared and paid on the following schedule:

                                                 Dividend        Capital Gains     Distributions
                                           Declared       Paid       Long-term       Short-term
====================================================================================================
Citizens International Growth Fund         Annually     Annually     Annually        Annually
====================================================================================================

Tax Matters

The dividends you receive, whether paid in cash or reinvested in shares, generally will be subject to federal income tax (and any applicable state or local taxes) unless you are otherwise exempt from such taxes. Dividends designated as capital gains dividends are taxable as long-term capital gains. All other dividends are generally taxable as ordinary income. It is not expected that any dividends will qualify for the dividends received deduction for corporate shareholders. We will send you a complete statement each January as to the federal tax status of dividends and distributions paid by the Fund for the previous calendar year.

Distributions will reduce the Fund's Net Asset Value per share. As a result, if you purchase shares just before the Fund makes a distribution, you will pay the full purchase price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

The Fund may be eligible to elect to "pass through" to you foreign income taxes that it pays. If the Fund makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations.

When you redeem, sell or exchange shares of the Fund, it is generally considered a taxable event. Depending on the purchase price and the sale price for the shares redeemed, sold or exchanged, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) 31% of taxable distributions and redemption proceeds it pays you if you fail to provide this information or otherwise violate IRS regulations. The Fund will generally withhold U.S. federal income tax at the rate of 30% if you are neither a citizen nor a resident of the U.S. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund.

Please consult your tax adviser for further information regarding the federal, state and local tax consequences of an investment in Citizens Funds.

Citizens International Growth Fund's Statement of Additional Information, which is available free upon request, contains more detailed information about the Fund and its management and operations. The Statement of Additional Information is incorporated by reference into this prospectus and is legally part of it.

Additional information about the Fund's investments will be contained in the Fund's Annual and Semi-Annual Reports to shareholders, when available. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Citizens Funds' Semi-Annual Report will update information in the Annual Report for the subsequent six months.

To make inquiries about the Fund or get a copy of the Statement of Additional Information or Annual or Semi-Annual Reports when available, call (800) 223-7010 or visit Citizens Funds' web site at www.citizensfunds.com.

The Statement of Additional Information, reports and other information about the Fund are also available on the EDGAR Database on the Securities and Exchange Commission (SEC) Internet site at http://www.sec.gov. Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room you may call the Commission at
(202) 942-8090. Copies of reports and other information about the Fund may be obtained, upon payment of a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

SEC File No. 811-3626.

CITIZENS FUNDS[RegTM]
(800) 223-7010
www.citizensfunds.com

Citizens International Growth Fund is available through such mutual fund supermarkets as Charles Schwab's Mutual Fund OneSource[RegTM] and Fidelity Investments FundsNetwork[RegTM].

Citizens International Growth Fund is a servicemark of Citizens Advisers. Citizens Funds[RegTM] is a registered trademark of Citizens Advisers.

(C) 2000 Citizens Advisers
Printed on recycled paper with soy-based inks.

                     Citizens International Growth Fund(sm)

                      Statement of Additional Information
                                December 20, 2000

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Citizens International Growth Fund's Prospectus dated Dec. 20, 2000. A copy of the current Prospectus can be obtained by calling (800) 223-7010, by writing Citizens Funds, 230 Commerce Way, Suite 300, Portsmouth, New Hampshire 03801 or by visiting the Citizens Funds Internet site at www.citizensfunds.com. This SAI and the Prospectus may be amended or supplemented from time to time.

Certain disclosure has been incorporated by reference into this SAI from the Citizens Funds' annual report. For a free copy of the annual report, please call
(800) 223-7010.

                              Citizens Funds[RegTM]

                     Citizens International Growth Fund(SM)

Table of Contents                                                                                  Page

Citizens Funds..............................................................................
Investment Strategies, Risks and Fundamental Policies ......................................
Trustees, Officers and Beneficial Owners....................................................
Investment Advisory and Other Services......................................................
Brokerage Allocation and Soft Dollars.......................................................
Ownership of Shares and Shareholder Rights..................................................
How We Value Fund Shares....................................................................
Tax Matters.................................................................................
How We Calculate Performance................................................................
Financial Statements........................................................................
Appendix A: Description of Ratings..........................................................

Citizens Funds

     Citizens Funds (the "Trust"), a Massachusetts business trust organized on November 19, 1982, is an open-end investment company registered under the Investment Company Act of 1940 as a diversified management company. Citizens Funds presently consists of seven separate series, each with its own investment objective, assets and liabilities: Citizens Money Market Fund (inception date 8/30/83), Citizens Income Fund (inception date 6/10/92), Citizens Emerging Growth Fund (inception date 2/8/94), Citizens Global Equity Fund (inception date 2/8/94), Citizens Core Growth Fund (inception date 3/3/95), and Citizens Small Cap Core Growth Fund (inception date 10/28/99) and Citizens International Growth Fund (inception date XX/XX/XX). On May 28, 1992 the Trust, which had operated as a money market fund since 1983, changed its name from Working Assets Money Fund to Working Assets Common Holdings. On October 5, 1995 the Trust changed its name from Working Assets Common Holdings to Citizens Investment Trust, and on July 14, 1998 it changed its name to Citizens Funds.

     This Statement of Additional Information relates only to the Citizens International Growth Fund Standard Class shares, hereinafter referred to as the "Fund."

Investment Strategies, Risks and Fundamental Policies


Investment Strategies and Risks

     In addition to the principal investment strategies and risks described in the Prospectus, Citizens Funds will from time to time employ other investment strategies that are described below.

     The Fund may, but need not, invest in any or all of the investments and use any or all of the investment techniques described below and in the Prospectus. The choice of investments and use of investment techniques depend on, among other things, the Fund's investment strategies, conditions and trends in the economy and financial markets and investments being available on terms that are acceptable to the Fund.

Money Market Instruments

     During periods of unusual market conditions, or for liquidity purposes or pending the investment of the proceeds of the sale of the Fund's shares, the Fund may invest all or a portion of its assets in money market instruments, including, but not limited to:

          o    obligations of agencies and enterprises of the U.S. Government;

          o    Certificates of Deposit of banks;

          o commercial paper or other corporate notes of investment grade quality; and

          o    Yankee bonds.

Repurchase Agreements

     The Fund may also enter into repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than 102% of the value of the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund, together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on securities collateralizing the repurchase.

     The Trust requires all vendors of repurchase agreements to set aside collateral in the Fund's name in the form of government securities equal to 102% of the value of any repurchase agreement. However, it is important to note that while repurchase agreements may be a useful tool in managing the Fund, they do have greater risk than directly investing in securities. If a bank or stockbroker becomes bankrupt, or otherwise defaults after selling the Fund a repurchase agreement, the Fund may suffer some delay and expense in liquidating the securities, decline in the value of the securities and loss of principal or interest.

Derivative Securities

     Derivative securities such as futures, options and warrants are financial instruments whose values depend on or derive from underlying investments, indexes or currencies. The Fund may use derivative securities to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of its investments. The Fund will maintain segregated accounts consisting of liquid assets (or, as permitted by applicable regulations, enter into certain offsetting positions to cover its obligations under derivatives transactions). Derivatives involve special risks and may result in losses.

     Options. The Fund may from time to time buy and write (sell) options on securities, securities indexes, and foreign currencies that are traded on recognized securities exchanges and over-the-counter markets. The value of options is determined by the performance of the underlying financial benchmarks or indexes to which they are tied. A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until or on a certain date (the expiration date). A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until or on the expiration date. The premium that the Fund receives for buying or writing a call or put option is deemed to constitute the market value of an option. Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of each purchase. The premium that the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period.

     Futures Contracts. Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     Warrants. The Fund may invest in warrants. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. Such warrants are typically held on the Fund's books at zero value when market quotations are unavailable, as the value of these warrants can only be realized upon their exercise.

     Structured Securities. The Fund may also purchase structured securities, such as interest-only strips or similar vehicles where one or more of the rights within the underlying securities has been traded through the financial markets for a different right or series of rights. In the most extreme cases, some classes of stripped mortgage-backed securities may receive only interest payments (called IOs because they receive interest only) and other classes of stripped mortgage-backed securities may receive only principal payments (called POs because they receive principal only).

     Risks. The use of derivative securities depends on the Fund manager's or sub-adviser's ability to predict correctly the direction of interest rates, securities prices or other factors. Risks include:
o the risk that interest rates, securities prices or other factors do not move in the directions being hedged against, in which case the Fund will have incurred the cost of the derivative

     (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefits;

o an imperfect correlation between the price of derivatives and the movements of the securities prices, interest rates or currency exchange rates being hedged;

o the possible absence of a liquid secondary market for any particular derivative at any time;

o the potential loss if the counter party to the transaction does not perform as promised; and

o the possible need to defer closing out certain positions to avoid adverse tax consequences.

     Options may present additional risks because the Fund managers may determine that exercise of the option will not benefit the Fund, and therefore the amount invested to acquire the option will be lost. Also, the Fund may be required to purchase at a loss a security on which it has sold a put option.

     Warrants tend to be more volatile than the underlying securities on which they are based and cease to have value if they are not exercised prior to their expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of the underlying securities.

     Structured Securities, or Strips may be affected by changes in interest rates. The value of an interest-only strip generally will go down as interest rates go up. A rapid rate of principal payments (including prepayments) may cause an interest-only strip to mature before the Fund receives the money it initially invested in the security. This may happen if interest rates go down. The Fund's ability to collect interest payments also will end if an interest-only strip defaults. Conversely, the Fund's investment in principal-only strips may be adversely affected by a lower than expected rate of principal payments (including prepayments) on the underlying pool of mortgage loans. A lower rate of principal payments (including prepayments) effectively extends the maturity of a principal-only strip, making it worth less money in today's dollars. Securities with longer maturities are more susceptible to changes in interest rates. Changes in interest rates affect the value of principal-only strips more than traditional mortgage-backed securities or other debt obligations that pay interest at regular intervals.

Foreign Securities

     The Fund may invest in foreign securities that meet the Trust's social and financial criteria. Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities due to possible exchange rate fluctuations or controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. The Fund's share price will tend to reflect the movements of the different securities markets in which they are invested and, to the degree not hedged, the foreign currencies in which investments are denominated. As a result of its investments in foreign securities, the Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances - such as where the Fund believes that the applicable exchange rate is unfavorable at the time the currencies are received or anticipates, for any other reason, that the exchange rate will improve - the Fund may hold such currencies for an indefinite period of time. The Fund may also hold foreign currency in anticipation of purchasing foreign securities. While the holding of currencies would permit the Fund to take advantage of favorable movements in the applicable exchange rate, such strategy also would expose the Fund to risk of loss if exchange rates move in a direction adverse to the Fund's position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

     The Fund may invest in foreign companies through investments in American Depositary Receipts (ADRs). These securities are not usually denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. ADRs are subject to many of the same risks that apply to other investments in non-U.S. securities.

When-Issued Securities

     The Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, in many cases, Fund will take delivery of securities it has purchased on a when-issued basis. When the Fund commits to purchase a security on a when-issued or forward delivery basis it will follow procedures consistent with current policies of the Securities and Exchange Commission (SEC) concerning such purchases. Since those policies currently recommend that an amount of a fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Trust intends that the Fund will always have cash, short-term money market instruments or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although the Trust does not intend to make such purchases for speculative purposes and intends to adhere to current regulatory policies with respect to such purchases, purchases of securities on such a basis may involve more risk than other types of purchases. For example, the Fund may have to sell assets that have been set aside to cover its commitments in order to meet redemptions. Also, if the Fund's adviser, Citizens Advisers, Inc., (referred to as "Citizens Advisers" or the "Adviser") were to determine that it is necessary to sell the when-issued or forward delivery securities before delivery to the Fund, the Fund may incur a loss because of market fluctuations since the time the commitment to purchase the securities was made. When the time comes to pay for when-issued or forward delivery securities, the Fund will meet its obligations from the then-available cash flow on the sale of securities or, although it would not normally expect to do so, from the sale of the when-issued or forward delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Private Placements and Illiquid Investments

     The Fund may invest up to 10% of its net assets in securities for which there is no readily available market, such as securities subject to contractual restrictions on resale. The Fund will not buy these illiquid securities unless the assets in the Fund exceed $10 million at the time of purchase. Illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to determine a market value for illiquid securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Rule 144A Securities

     The Fund may purchase securities that are not registered (restricted securities) under the Securities Act of 1933, as amended (the Securities Act), but can be offered and sold to qualified institutional buyers under Rule 144A under the Securities Act. Restricted securities, which may be traded pursuant to Rule 144A, will not be considered illiquid if the Fund's Board of Trustees finds that a liquid trading market exists for these securities. The Trustees have adopted guidelines and, subject to oversight by the Trustees, have delegated to the Adviser and to any applicable sub-adviser the daily function of determining and monitoring liquidity of restricted securities. See "Fundamental Policies" below.

Hedging Risk

     The Fund may (but is not required to) enter into hedging transactions, or arrangements to buy or sell a particular currency, security or securities index for a stated value against the U.S. dollar at a given time. Hedging may not achieve its objective of reducing the effects of currency fluctuations on the Fund, and may create losses or reduce the Fund's potential gains.

Euro Conversion Risk

     The Fund may invest in securities of European issuers. Certain European countries that are a part of the European Economic Union have agreed to participate in the conversion to a single European currency, the euro. This conversion is to be completed by July 1, 2002 and its effects on investments in the securities of European issuers and foreign currencies are currently unclear. The Fund may be adversely affected if the conversion to the euro is not successfully completed or if the computer or other data processing systems used in European financial markets or by the Fund are not able to process transactions involving the euro.

Growth Plus Risk Management

     The mission of Citizens Funds is to achieve superior investment returns for our shareholders. Towards this end, the Citizens International Growth Fund employs a growth discipline, seeking companies with above-average prospects for long-term growth in earnings and profitability. While we strive to deliver strong investment performance, we are attentive to risk in the process. Risk management strategies are integral to how we manage the Fund.

The Citizens International Growth Fund is not intended to be the lowest risk choice available to investors. Rather, the goal of our risk management strategies is to attain a reasonable, targeted level of risk commensurate with the Fund's growth mandates.

Our goal at Citizens Funds is to achieve strong financial results while investing in companies that are managed in a socially and environmentally responsible manner.

To find these investments, we seek companies that have positive environmental, community and workplace records. At the same time, we avoid companies whose primary business is the manufacture or distribution of alcohol, tobacco, nuclear power, oil or conventional or nuclear weaponry. We also avoid companies on the AFL-CIO's national boycott list and companies that lack diversity (i.e., representation by women or people of color) on their corporate boards or in upper management. Finally, we avoid companies that use animals to test personal-care products or otherwise treat animals in an inhumane manner.

Our goal at Citizens Funds is to achieve strong financial results while investing in companies that are managed in a socially responsible manner. The Funds will invest only in companies we deem to be socially and environmentally responsible.

To find these investments, we seek companies that have positive environmental, community and workplace records. At the same time, we avoid companies whose primary business is the manufacture or distribution of alcohol, nuclear power, oil or conventional or nuclear weaponry. We also avoid companies on the AFL-CIO's national boycott list and companies that lack diversity (i.e., representation by women or people of color) on their corporate boards or in upper management. Finally, we avoid companies that use animals to test personal-care products or otherwise treat animals in an inhumane manner.

Some of the social and environmental screens we use to assess a company's environmental record, community involvement and workplace practices include the following:

Environment

We try to avoid investing in companies with consistent or significant violations of environmental laws and regulations, companies with below average environmental records for their industry and companies whose products or processes are particularly damaging to the environment. We seek companies, on the other hand, that are committed to recycling, waste reduction, energy efficiency and other sustainable business practices.

Workplace

We try to avoid investing in companies that discriminate on the basis of gender, race, religion, disability or sexual orientation, that engage in unfair labor practices or that lack diversity on their board of directors or in upper management. Instead, we seek companies that have positive records with respect to employee health, safety, compensation and other benefits, and that proactively work to eliminate sweatshop conditions among their overseas subsidiaries, vendors and contract suppliers.

Community

We try to avoid investing in companies with less than satisfactory records under the Community Reinvestment Act, or companies that have displayed insensitivity to community priorities and concerns. Rather, we seek companies with positive records of local involvement, charitable giving and support for community development initiatives.

Companies that pass our social and environmental screens are placed on the Citizens Funds "Approved List" and are eligible for investment; those that fail to pass our screens are placed on a "Rejected List" and are not eligible for investment.


Methods for Evaluating Risk

Most investors focus on performance but it is as important to understand how much risk your Fund is taking on in the process. Here are some popular metrics to help evaluate risk.

Beta: A measure of the magnitude of a Fund's share price ups and downs relative to swings in the market. The market is assigned a beta of 1.00. If a portfolio has a beta of 1.20%, its share price has increased (or decreased) 12% if the market has increased (or decreased) 10%.

Standard Deviation: A measure of the dispersion of a Fund's return, i.e., the degree to which a Fund's return varies from its historical average. A higher standard deviation indicates a wider dispersion of past returns and thus greater historical volatility.

Alpha: A risk-adjusted performance measure representing the difference between a Fund's actual performance and the performance anticipated in light of a Fund's risk posture (beta). A positive alpha indicates that the Fund has produced a rate of return that is more than commensurate with its risk profile.

Sharpe Ratio: A measure of reward per unit of risk. The higher the Sharpe ratio, the greater the return per unit of risk. The Sharpe ratio is often used to compare Fund returns on a "level playing field."

Fundamental Policies

     The following are fundamental investment policies followed by the Fund (unless otherwise noted below), which supplement those listed in the Prospectus. Any policy identified as a fundamental investment policy of the Fund may be amended with respect to the Fund only with approval of the holders of a majority of the outstanding shares of the Fund (a Majority Shareholder Vote), which as used herein means the vote of the lesser of
(a) 67% or more of the outstanding voting securities of the Fund present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. The term "voting securities" has the same meaning as in the Investment Company Act of 1940, as amended (the 1940 Act).

1. Subject to the provisions of the Fund's Declaration of Trust, which provides that we may issue several classes of shares in the Fund, the Fund may not issue senior securities. It may not issue securities that have priority over others in dividends, redemption rights, or have other privileges.

2. The Fund must limit its involvement in illiquid instruments, that is, repurchase agreements that have a term of more than seven days, and securities that have restrictions on resale or lack readily available market quotations, to 10% of the total value of the Fund's net assets and we will buy no such securities for the Fund unless the assets in the Fund exceed $10 million at the time of purchase. Private Placements, which may be traded pursuant to Rule 144A under the Securities Act of 1933, will not be subject to these limitations if the Fund's Board of Trustees finds that a liquid trading market exists for these securities. The Fund's Trustees will review on an ongoing basis any determination by the Adviser to treat a restricted security as a liquid security, including the Adviser's assessment of current trading activity and the availability of reliable price information. In determining whether a privately placed security is properly considered a liquid security, the Adviser and the Fund's Trustees will take into account the following factors: (i) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); (ii) dealer undertakings to make a market in the security; and (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers. To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts. Acquisitions of such liquid restricted securities will be made from a list approved by the Fund's Trustees.

3. The Fund may borrow only under special circumstances. The Fund does not normally borrow money, but for temporary purposes the Fund may borrow from banks up to 10% of the Fund's total assets. If the Fund does borrow, it can pledge its assets up to the amount borrowed. The Fund cannot borrow to purchase securities or to increase its income, but can borrow to pay for shares being redeemed so that we do not have to sell securities we do not want to sell. The Fund will not purchase any securities while the Fund has borrowings above 5% of assets outstanding. The interest paid on the Fund's borrowings would reduce the Fund's net income.

4. The Fund may not underwrite securities, which means it may not sell securities for others.

5. The Fund may not buy the securities of any company if the Fund would then own more than 10% of the total value of all of the company's outstanding voting securities, or if the Trust as a whole would then own more than 10% of the total value of all of the company's outstanding voting securities. The Fund may not concentrate its investments by buying the securities of companies in any one industry if more than 25% of the value of its total assets would then be invested in that industry; however, obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.

6. As a general policy, the Fund will not invest in real estate assets or interests therein. This policy does not preclude the Fund from investing in debt instruments secured by real estate or holding interests in real estate investment trusts or other real estate companies.

7. The Fund may not invest in limited partnerships, including those that own commodities, oil, gas and mineral leases or real estate. This restriction is not interpreted to prevent the Fund from investing in fixed income securities or other debt instruments issued by limited partnerships provided that it does not become a general or limited partner.

8. The Fund may not make loans other than pursuant to repurchase agreements. When the Fund buys money market instruments or loan participation interests, it is investing, not making a loan.

9. The Fund may not invest for the purpose of exercising control or management of other companies.

10. The Fund may not buy or continue to hold securities if the Fund's Trustees or officers or the Directors or officers of the Adviser own more than certain limits of these securities. If all of these people who own more than 1/2 of 1% of the shares of a company together own more than 5% of the company's shares, we cannot buy, or continue to own, that company's shares.

11. The Fund may not participate with others on a joint, or a joint and several, basis in any trading account in any securities.

12. The Fund may not, in managing 75% of its assets, invest more than 5% in any one company; however, obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities are not included in this limit.

13. There is a limit on the Fund's ability to loan Fund securities. If the Fund loans securities, then it must maintain collateral at 100% of the value of the securities and any collateral must be marketable on an exchange.

If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in values or assets will not constitute a violation of that restriction.

Temporary Defensive Positions

     The Fund may invest in cash, cash equivalents, money market instruments and repurchase agreements as temporary defensive positions during volatile or other adverse or unusual market, economic, political or economic conditions. Such temporary defensive positions would be inconsistent with the Fund's principal investment strategies and may adversely impact Fund performance.

Trustees, Officers and Beneficial Owners

     A Board of Trustees oversees and monitors the management of the Trust. These oversight responsibilities include selection of the investment adviser and election of officers, who are in turn responsible for the day to day operations of the Trust. The Trustees and officers are listed below. The Trustees who are "interested persons" of the Trust, as defined in the 1940 Act (Interested Trustees), are indicated by an asterisk.

-------------------------------------------------------------------------------------------------------------------------------
       Name, Address                  Position(s) Held With Trust                          Principal Occupation(s)
         And Age                                                                             During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------------
Sophia Collier*                            Trustee                              Portfolio Manager, Citizens Funds (since
230 Commerce Way, Suite 300                                                     1995);
Portsmouth, NH 03801                                                            Chair of the Board of Directors, Citizens
44 years                                                                        Advisers (since 1991);
                                                                                President, Citizens Funds and Citizens
                                                                                Advisers (1991 to September 1998)
-------------------------------------------------------------------------------------------------------------------------------
Sean P. Driscoll                           Treasurer                            Director of Fund Accounting and Compliance,
230 Commerce Way, Suite 300                                                     Citizens Advisers (since November 1998);
Portsmouth, NH 03801                                                            Director of Fund Administration, State Street
35 years                                                                        Bank and Trust Company (March 1998 to
                                                                                November 1998); Vice President of
                                                                                Compliance, Putnam Investments (January
                                                                                1997 to March 1998);
                                                                                Fund Accountant and Director of Fund
                                                                                Administration, State Street Bank and Trust
                                                                                Company (1987 to 1997)
-------------------------------------------------------------------------------------------------------------------------------
Pablo S. Eisenberg                                                              Retired (since 1998);
3729 Massachusetts Avenue NW               Trustee                              Executive Director for Community Change
Washington, DC 20016                                                            (since 1975)
68 years
-------------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson*                       Trustee                              Retired (since 1995);
2753 Unicorn Lane NW                                                            Director, Eldorado Bancshares, Inc. (since
Washington, DC 20015                                                            1997);
58 years                                                                        President, M.A.J. Capital Management, Inc.
                                                                                (money management firm) (1994 to 1995);
                                                                                Senior Vice President of Corporate Finance,
                                                                                Student Loan Marketing Association (1987 to
                                                                                1994)
-------------------------------------------------------------------------------------------------------------------------------
Azie Taylor Morton*                        Chair of the Board and               Investment adviser;
10910 Medfield Court                       Trustee                              Consultant/Director of Marketing, GRW Capital
Austin, TX 78739                                                                Corporation (since 1992)
64 years
-------------------------------------------------------------------------------------------------------------------------------
John M. O'Brien                            Assistant Treasurer                  Vice President of Corporate Finance, Citizens
230 Commerce Way, Suite 300                                                     Advisers (since October 1998); Services
Portsmouth, NH 03801                                                            Manager, Bank Boston (January 1998 to
35 Years                                                                        October 1998);
                                                                                Business Manager, Fidelity Investments
                                                                                (October 1989 to January 1998)
-------------------------------------------------------------------------------------------------------------------------------
Martha S. Pope                             Trustee                              Retired (since 1998);
701 A Street, NE                                                                Senior Advisor for the Northern Ireland Peace
Washington, DC 20002                                                            Negotiations (January 1995 to July 1998);
55 years                                                                        Secretary of the United States Senate (April
                                                                                1994 to January 1995); Sergeant at Arms of the
                                                                                United States Senate (January 1991 to March
                                                                                1994)
-------------------------------------------------------------------------------------------------------------------------------
Ada Sanchez                                Trustee                              Student (since 1996);
11 Stagecoach Road                                                              Director of Public Service and Social Change
Amherst, MA 01002                                                               Program, Hampshire College (1987 to 1996)
48 years
-------------------------------------------------------------------------------------------------------------------------------
Stephen C. Schuyler                        Secretary                            Vice President and Senior Counsel, Citizens
230 Commerce Way, Suite 300                                                     Advisers (since January 2000); Vice President

Portsmouth, NH 03801                                                            and Assistant Counsel State Street Bank and
43 years                                                                        Trust (April 1998 to January 2000); Scudder
                                                                                Kemper, Inc. (April 1996 to April 1998);
                                                                                Attorney Adviser Securities and Exchange
                                                                                Commission (September 1995 to April 1996);
                                                                                Member SEC Registration
-------------------------------------------------------------------------------------------------------------------------------
John L. Shields*                           Trustee and President                President and Chief Executive Officer of
230 Commerce Way, Suite 300                                                     Citizens Advisers (since September 1998);
Portsmouth, NH 03801                                                            Senior Consultant, Cerulli Associates, a mutual
47 years                                                                        Fund consulting firm (1995 to 1998);
                                                                                Senior Vice President and Chief Administrative
                                                                                Officer, Chief Operating Officer and Chief
                                                                                Financial Officer, State Street Research
                                                                                Investment Services, Inc. (1991 to 1995)
-------------------------------------------------------------------------------------------------------------------------------

     The Board of Trustees functions with a Nominating Committee comprised of the whole Board, but pursuant to the Trust's Distribution Plan, the Trust has agreed that Trustees who are not "interested persons," as defined in the 1940 Act, of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreement relating to the Plan (the Independent Trustees) shall have responsibility for the selection and nomination of other Independent Trustees. This agreement will continue for so long as the Distribution Plan is in effect.

     The following compensation table discloses the aggregate compensation from the Trust for services provided through June 30, 2000. None of the Trustees receive pension or retirement benefits or any other compensation beyond that listed below. Trustees were, however, reimbursed the costs of travel, meals and lodging associated with attendance at meetings.

            CITIZENS FUNDS - COMPENSATION TABLE
--------------------------------------------------------------------------------

       Name of Person and Position            Aggregate Compensation
                                               from Citizens Funds
             Sophia Collier* - Trustee                  0
     John L. Shields* - Trustee and President           0
          Pablo S. Eisenberg - Trustee               $7,000
          Mitchell A. Johnson - Trustee              $7,500
          Azie Taylor Morton - Trustee              $10,250
            Martha S. Pope - Trustee                 $7,625
             Ada Sanchez - Trustee                  $12,000

* Sophia Collier and John L. Shields are Interested Trustees and received no compensation from Citizens Funds.

     The Fund is newly organized and has no shareholders as of the date of this Statement of Additional Information.

Investment Advisory and Other Services

Adviser

     The Fund is advised by Citizens Advisers, Inc. under a contract known as the Management Agreement. The Adviser's office is at 230 Commerce Way, Suite 300, Portsmouth, New Hampshire 03801. The Adviser is a New Hampshire corporation. The Management Agreement provides that the Adviser, subject to the control of the Trust's Board of Trustees, will decide which securities will be bought and sold, and when, and requires the Adviser to place purchase and sale orders. The Adviser also manages the day-to-day operations of the Trust.

     Sophia Collier individually owns 60% of the outstanding stock and is Chair of the Board of Directors of Citizens Advisers, Inc. She is the former President of Citizens Funds and remains on the Board of Trustees, serving as an Interested Trustee. Ms. Collier is the founder of American Natural Beverage Corp., the maker of Soho Natural Soda, a company which Ms. Collier co-founded in her Brooklyn kitchen when she was 21 years old and built up over the next 12 years to an enterprise with 52 employees and retail sales of $25 million. Soho Soda was the first natural soda in America and was created as an alternative to unhealthful mass market sodas. Ms. Collier and her partners sold American Natural Beverage Corp. in 1989.

     Four other individuals own the remaining 40% of the outstanding stock of Citizens Advisers, Inc., as follows: John F. Dunfey (12%); Robert J. Dunfey, Sr. (12%); Gerald F. Dunfey (12%); and William B. Hart, Jr. (4%). John, Robert and Gerald Dunfey, brothers, now serve as directors of the Dunfey Group, a venture capital and investment firm. John P. Dunfey is also a member of the Board of Directors of Citizens Advisers. The Dunfey family has been associated, over a number of years, with progressive social and political causes and has actively participated in organizations dedicated to world peace, human and civil rights, and economic justice. The family founded and continues to sponsor New England Circle, a forum for the "discussion of social, political, literary and educational topics that can lead to constructive change in our lives, our nation and our world."

     John L. Shields is President and Chief Executive Officer of Citizens Advisers, Inc. and President of Citizens Funds. He also serves on the Board of Trustees of Citizens Funds as an Interested Trustee. Prior to joining Citizens Advisers in 1998, Mr. Shields was a senior management consultant with Cerulli Associates, a mutual fund consulting firm located in Boston, Massachusetts. He also held executive and other managerial positions with State Street Research Investment Services, Inc. and Fidelity Investments.

     At the Adviser's discretion and sole expense, it may delegate certain of its Fund management duties to sub-advisers, and Citizens Advisers has retained a sub-adviser to assist in the management of the Citizens International Growth Fund.

     Clemente Capital, Inc.

     Our sub-adviser for the Citizens International Growth Fund, Clemente Capital, Inc., is a registered investment adviser organized in 1979. It is majority owned by Lilia Clemente with 59.47% ownership; Wilmington Trust of Wilmington, Delaware with 22.34%, Diaz-Verson Capital Investments, Inc. of Columbus, Georgia with 13.19% and Richard W. McWalters, CEO, with 5%. Clemente also manages the First Philippine and Clemente Global Growth Funds, two closed-end Funds traded on the New York Stock Exchange. Its headquarters are at Carnegie Hall Tower, 152 West 57th Street, New York, New York.

     Under a Sub-Advisory Agreement between the Adviser and Clemente Capital, Inc., the Adviser pays Clemente a sub-advisory fee based on an annual rate of 0.35% of the Citizens

International Growth Fund's average net assets on assets up to and including $500 million and 0.25% on assets over $500 million.

     Adviser Fees

     The Adviser provides the Trust, at its own expense, with all office space, facilities, equipment and clerical personnel necessary to carry out its duties under the Management Agreement. Some of the Trust's Trustees and officers are employees of the Adviser and receive their compensation from the Adviser. The custodian bank for each Fund maintains, as part of its services for which the Trust pays a fee, many of the books and records that each Fund is required to have and computes each Fund's Net Asset Value and dividends per share.

     The Fund pays the Adviser a fee for its services at a rate of 1.00% of the Fund's average annual net assets. The fee is accrued daily and payable monthly.

The Adviser has contractually agreed to limit expenses for the Fund for the fiscal year ending June 30, 2001. If the Fund's aggregate expenses would exceed on a per annum basis 1.85% of its average daily net assets, the Adviser will reduce its fee by, or refund, the amount of the excess.

The Fund is newly organized and has not paid fees to the Adviser as of the date of this Statement of Additional Information.

Citizens Securities, Inc.

     Citizens Securities, Inc., a wholly-owned subsidiary of the Adviser and a New Hampshire corporation, serves as the Fund's principal underwriter or distributor. Its offices are located at 230 Commerce Way, Suite 300, Portsmouth, New Hampshire 03801. John L. Shields, President and CEO of Citizens Advisers, is also President and CEO of Citizens Securities.

Administrative and Shareholder Services

     Citizens Advisers also performs a wide variety of administrative duties for the Trust under a separate administrative and shareholder services contract which provides for reimbursement of out-of-pocket expenses as well as fees for services rendered. Citizens Advisers sometimes will perform services under this administrative contract directly, or may contract to have specialized services provided by third parties, such as investment advisors for pension funds or other institutions that maintain omnibus accounts with Citizens Funds. These fees and expenses are payable monthly up to 0.10% of the Fund's average annual net assets.

     The administrative services provided to the Trust include but are not limited to the following: daily Fund accounting duties including payment and budgeting of Fund operating expenses and calculation of expense accruals; administration of annual Trust audit with Trust Auditors; supervision of drafting and printing of annual and semi annual reports; administrative and contractual interface with the Custodian and Transfer Agent including daily monitoring of Net Asset Value, sales, redemptions, dividends and quality control; and compliance with federal and state regulatory requirements. Citizens Advisers is also reimbursed at cost for state Blue Sky filing and reporting services; vendor relations; drafting and filing of Prospectuses and statements of additional information, proxies and other regulatory filings; and special projects.

     In addition, Citizens Securities provides a number of administrative services to the Trust relating primarily to shareholder services and communications, and is paid a per account fee. These include, but are not limited to, answering calls from existing shareholders in a timely manner; maintenance of a toll-free number; responding to shareholder inquiries and requests; maintenance of computer interface with the Transfer Agent; retention, maintenance and research of shareholder records; maintenance of facilities and equipment to perform all such duties; and similar services.

     The Fund is newly organized and has not paid administrative or shareholder servicing fees as of the date of this Statement of Additional Information.

12b-1 Plan

     Pursuant to a Distribution Agreement, Citizens Securities acts as the distributor of the Fund's shares.

     The Trust's Board of Trustees has adopted a Distribution Plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. In approving the 12b-1 Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. Pursuant to this Plan, the Distributor is authorized to purchase advertising, sales literature and other promotional material and to pay its own salespeople. In addition, broker-dealers and other service organizations that enter into written agreements with the Trust and its Distributor may receive, for administration, shareholder service and distribution assistance, fees at rates determined by the Trustees.

     The Trust will reimburse Citizens Securities for distribution expenditures and for fees paid to service organizations pursuant to the 12b-1 Plan, up to a limit of 0.25% of average annual net assets of the Fund.

     The 12b-1 Plan will continue in effect if approved at least annually by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no financial interest in the operation of the Plan or in any agreement related to the Plan. These Trustees are known as "Qualified Trustees." Agreements related to the Plan must also be approved in the same manner by a vote of the Trustees and the Qualified Trustees. These agreements will terminate automatically if assigned, and may be terminated with respect to the Citizens International Growth Fund at any time, without payment of any penalty, by a vote of the majority of the Qualified Trustees or a vote of the majority of outstanding securities of the Fund, on not more than 60 days notice. The Plan further provides that, while it is in effect, the selection and nomination of the Trustees who are not interested persons shall be committed to the discretion of the Qualified Trustees. The Plan may not be amended to increase materially the amounts to be spent without shareholder approval, and all amendments must be approved by the Trustees.

Expenses

     Other expenses paid by the Fund include all expenses not expressly assumed by Citizens Advisers. These include interest, taxes, audit and legal fees, custodian and transfer agent charges, insurance premiums, cost of registering shares under federal and state laws, dues and any litigation costs, as well as the cost of typesetting, printing and distributing shareholder reports and Prospectuses sent to shareholders.

     When a cost is shared by several Funds, the staff at Citizens Advisers will allocate the expense in a reasonable manner under the supervision of the Trust's Board of Trustees. The Fund is newly organized and has not paid expenses as of the date of this Statement of Additional Information.

Codes of Ethics

     The Fund, the Adviser, the sub-adviser and the distributor have each adopted a Code of Ethics (collectively, the Codes of Ethics) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Other Service Providers

Custodian

     Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is the custodian of the assets of the Trust. The custodian is responsible for holding the securities and cash of the Fund, receiving and reporting all purchases and redemptions, calculating the daily Net Asset Value of the Fund and other accounting activities related to the management of the Trust. The custodian takes no part in determining the investment policies of the Trust or in deciding which securities are purchased or sold by the Trust. The Trust, however, may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

Transfer Agent

     The transfer agent and dividend-paying agent for the Trust is BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8012. In its capacity as transfer agent and dividend-paying agent, BISYS is responsible for processing daily purchases, redemptions and transfers of Fund shares, preparing and mailing shareholder confirmations and account statements, paying dividends and other distributions, and other shareholder and account activities.

Auditors

     PricewaterhouseCoopers LLP audits the financial statements of the Fund and provides other audit, tax and related services.

Legal Counsel

     Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110-1726.

Brokerage Allocation and Soft Dollars

     The Adviser seeks to obtain for the Trust the best net price and the most favorable execution of orders. Purchases are made from issuers, underwriters, dealers or brokers, and banks that specialize in the types of securities the Fund buys. Purchases from underwriters include a commission or concession paid by the issuer to the underwriters. Purchases from dealers include the spread between the bid and asked prices and purchases from brokers include commissions paid to the broker based upon the transaction size. If the execution and price offered by more than one dealer are comparable, the order may be given to a dealer who has provided research advice, quotations on portfolio securities or other services.

     The Adviser will comply with Rule 17e-1 under the 1940 Act in regard to brokerage transactions with affiliates, to assure that commissions will be fair and reasonable to the shareholders. The Fund is newly organized and has not paid brokerage commissions as of the date of this Statement of Additional Information.

     In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, the Adviser or the sub-adviser may select brokers or dealers who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) to the Fund and/or the other accounts over which the

Adviser or the sub-adviser exercises investment discretion. The Adviser or the sub-adviser may cause the Fund to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities that the Adviser or the sub-adviser has with respect to accounts over which they exercise investment discretion.

     The Adviser will maintain an account with one or more broker-dealers who agree to provide or pay for brokerage and research services that benefit the Fund. The sub-adviser will be informed in writing of the names of the broker-dealers and provided with account information to allow the execution of trades through those broker-dealers. In the event that best execution of an equity transaction is available through a broker-dealer that has been so identified, the Adviser or the sub-adviser, as the case may be, may place the transaction with that broker-dealer after determining in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. These research services are sometimes referred to as "soft dollars."

     Any soft dollars generated by transactions on behalf of the Fund in this fashion shall be used solely to purchase brokerage and research services within the meaning of Section 28(e), and must be of benefit to the Fund. These brokerage and research services, however, need not exclusively benefit the Fund, and may also benefit other series of the Trust or other clients of the Adviser or the sub-adviser. For these purposes, brokerage and research services mean those that provide assistance to the Adviser, or a sub-adviser, in the performance of decision-making responsibilities. If a product or service serves non-research as well as research functions, soft dollars shall be used to pay for the product or service only to the extent that it constitutes research.

     The investment management or advisory fee that the Trust pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. The Adviser would, through the use of such services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

Ownership of Shares and Shareholder Rights

     The Trust's Declaration of Trust permits its Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Certificates representing shares are not issued. The Trust may create and issue series and classes of shares. Each share of each class of each series represents an equal proportionate interest in the series with each other share of that class. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares in a series). Income and operating expenses are allocated fairly among the series and classes by the Trustees. Shares of each class are entitled to vote as a class or series only to the extent required by the 1940 Act, as provided in the Declaration of Trust, or as permitted by the Trustees.

Voting Rights

     Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Voting is generally by class and series except as otherwise provided by the provisions of the 1940 Act and the Trust's Declaration of Trust. The Trust does not hold annual shareholder meetings. However, the Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten percent of the Fund's shares. The holders of shares have no preemptive, conversion or subscription rights and votes are not cumulative. Shares when issued are fully paid and non-assessable, except as set forth under "Shareholder and Trustee Liability" below. The Trust may be terminated upon the sale or transfer of its assets, if such sale or transfer is approved by a Majority Shareholder Vote. If not so terminated, the Trust will continue indefinitely.

Dividends and Distributions

     The Fund normally declares and pays dividends substantially equal to all net investment income annually. Net investment income consists of non-capital gain income less expenses. Net realized short-term capital gains, if any, and net realized long-term capital gains, if any, will be distributed by the Fund at least annually. Dividends and capital gains distributions are automatically reinvested at Net Asset Value in additional shares, unless a shareholder elects cash distributions. Cash distributions will be paid annually.

Shareholder and Trustee Liability

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trust's Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses by the relevant series of the Trust out of that series' property for any shareholder held personally liable for that series' obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy the judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholders liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

How to Purchase and Redeem Shares

How to Buy Shares

It's easy to buy shares of the Fund. Just fill out an application and send in your payment by check, wire transfer, exchange from another Citizens mutual fund or through arrangements with your investment adviser or broker-dealer. All checks must be made payable to "Citizens Funds." Citizens Funds is unable to accept third-party checks. Foreign checks drawn in U.S. dollars are accepted but shares purchased with foreign checks may be held in escrow for at least 20 days. For an initial wire to open an account, please call our Shareholder Service Center at (800) 223-7010 prior to initiating the wire transfer.

     Your cost for shares of the Fund will be the Net Asset Value next determined after your payment is received. (Net Asset Value is determined at 4 p.m. Eastern time, or, if the New York Stock Exchange closes earlier, at the close of business of the Exchange.) You can purchase both full and fractional shares, which will be rounded to the nearest 1/1000th of a share. If your check is returned for any reason, you will be assessed a fee of $20.00.

     The Trust has authorized certain brokers, and these brokers have also been authorized to designate intermediaries, to accept on its behalf purchase and redemption orders and such brokers are also authorized to designate intermediaries to accept orders on the Trust's behalf. The Trust will be deemed to have received such an order when the broker or broker designee accepts the order, which shall be priced at the Net Asset Value next computed after the broker or designee accepts the order.

     Investors may be charged a fee if they buy, sell or exchange Fund shares through a broker or agent.

Investment Minimums

     The minimum initial investment in the Fund is $2,500 ($1,000 for IRA, Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) and Automatic Investment Plan accounts). The minimum subsequent investment for all accounts, including Automatic Investment Plan accounts, is $50. If your account falls below the $2,500 minimum for the Fund, you will be assessed a monthly fee of $3.00 until you bring your balance above the minimum. (This fee will also be applied to inactive Automatic Investment Plan accounts.) If you do not bring your balance up to the minimum, we may close your account by sending you a check for your balance. Before closing your account, you will receive 30 days notice and an opportunity to bring the account up to the applicable minimum. The investment minimums and monthly below minimum balance fee are applicable per account and also apply to an exchange purchase of shares in another series of Citizens Funds.

     There is an annual fee of $10 for each Individual Retirement Account (IRA), with a maximum IRA account fee of $20 per shareholder. This fee is waived for total IRA balances of $25,000 and higher and total account balances of $50,000 and higher. There is also an IRA closure fee of $15.

Automatic Investment Plan

     To enroll in the Trust's Automatic Investment Plan, simply check off that box on the account application and provide us with your bank information, as well as the amount and frequency of your investment into the Fund. We will do the rest.

Payroll Deduction

     Setting up direct payroll deposit is very easy. Call us for the necessary information and steps to follow. If you or your payroll administrators have any questions, please call the Citizens' Shareholder Service Department.

     Funds will be deposited into your account using the Electronic Funds Transfer System. We will provide the account number. Your payroll department will let you know the date of the pay period when your investment begins.

How to Sell Shares

     Telephone Exchange and Redemption. We have a Telephone Exchange and Redemption option on your account application. Under this option, you can call and tell us how much (up to $25,000) you want to redeem. Depending upon your instructions, we will deposit the amount of your redemption into another Citizens Funds account, mail you a check or electronically transfer your redemption to your pre-designated account. Normally, we will send you your redemption on the next business day after we receive your request. One-day wired funds cost $10, or we offer free two-day service via the Automated Clearing House (ACH). You will earn dividends up to and including the date when we receive your redemption request.

     If you do select the Telephone Exchange and Redemption option, you should be aware it may increase the risk of error or of an unauthorized party gaining access to your account. For added security you may provide us with a Personal Identification Number (PIN), which must be verified before processing all telephone transactions, including balance verification. To keep these problems to a minimum, we record all telephone calls. Neither the Trust, the Adviser or the Fund's Transfer Agent will be responsible if we properly act on telephone instructions we reasonably believe to be genuine.

     Redeem Your Shares through Broker-Dealers. You may also redeem your shares through participating broker-dealers (who may charge a fee for this service). Certain broker-dealers may have arrangements with the Trust that permit them to order redemption of shares by telephone or other electronic communication.

     Requests for Redemption. If you do not use the Telephone Exchange and Redemption option, you can redeem your shares by sending us a written request at any time, although the process will take longer. Requests for redemption of shares worth more than $25,000 must be accompanied by an original Medallion Signature Guarantee. We may require further documentation from corporations, fiduciaries, retirement plans and/or institutional investors.

     Certain requests for redemption under $25,000 - both written and telephonic
- may also require a Medallion Signature Guarantee, at the discretion of the Trust. To avoid delays, have all written requests for redemption Medallion Signature Guaranteed.

     We reserve the right to wait up to seven business days before paying the proceeds of any redemption on any investments made by check and five business days for purchases made by ACH transfer. Therefore, if you need your redemption proceeds within seven business days of your purchase, please invest by wire.

Additional Redemption Information

     The Trust pays redemption proceeds within five business days (seven business days with respect to the proceeds of redemptions of investments made by check) after we receive a proper redemption request so long as the redemption request is received by 4 p.m., Eastern Time. The Fund's obligation to pay for redemptions can be suspended when the New York Stock Exchange is closed other than for weekends or holidays or under certain emergency conditions determined by the SEC. The holidays on which the New York Stock Exchange is closed are: New Year's Day, Martin Luther King, Jr.'s Birthday (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Fund pays redemption proceeds in cash, except that the Adviser has the power to decide that conditions exist that would make cash payments undesirable. In that case, the Fund could send redemption payments in securities from the Fund, valued in the same way the Fund's Net Asset Value is determined. There might then be brokerage or other costs to the shareholder in selling these securities. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's total net assets during any 90 day period for any one shareholder. A shareholder's redemption proceeds may be more or less than his or her original cost, depending on the value of the Fund's shares.

     The Trust or its Adviser has the right to compel the redemption of shares of the Fund if the aggregate Net Asset Value of the shares in the account is less than $2,500 ($1,000 for IRA, UGMA/UTMA and Automatic Investment Plan accounts). If the Adviser decides to do this, we will provide notice to the shareholder, who will be given an opportunity to bring the account up to the applicable minimum.

How We Value Fund Shares

     The value of the fixed income securities in which the Fund may invest will fluctuate depending in large part on changes in prevailing interest rates. Fixed income securities may comprise a portion of the assets in the Fund under normal conditions. If interest rates go up, the value of fixed income securities generally goes down. Conversely, if interest rates go down, the value of fixed income securities generally goes up. Long-term obligations, which often have higher yields, may fluctuate in value more than short-term ones.

     The value of equity securities held in the Fund will fluctuate based upon market conditions and matters specific to the issuer. These include changes in the management and fundamental financial condition of the issuing company, prevailing economic and competitive conditions in the industry sectors in which the company does business and other factors that affect individual securities and the equity market as a whole.

     The Net Asset Value per share of the Fund is determined for by adding the market value of all securities and other assets of the Fund, then subtracting the liabilities, and then dividing the result by the number of outstanding shares of the Fund. All expenses are accrued daily and taken into account in determining Net Asset Value. We expect the Net Asset Value per share in the Fund to fluctuate.

     The value of shares of the Fund is determined at 4 p.m. Eastern Standard Time, or, if the New York Stock Exchange closes earlier, at the close of business of the Exchange on each day on which the New York Stock Exchange is open for regular trading.

     As described in the Prospectus, shares of the Fund are generally valued on the basis of market values. Equity securities are valued at the closing sale price on the primary exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, or, lacking any sales, at the last available bid price for domestic securities and halfway between the bid and asked price for international securities. Fixed income investments are generally valued at the bid price for securities. Securities maturing within 60 days are normally valued at amortized cost. Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are appraised at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees.

     Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer-supplied valuations and valuations based upon analysis of market data or other factors if these valuations are believed to more accurately reflect the fair value of such securities.

     Use of a pricing service has been approved by the Trust's Board of Trustees. There are a number of pricing services available, and the Trustees and officers of the Trust acting on behalf of the Trustees, may use or discontinue the use of any pricing service now, or in the future, employed.

     The values of foreign securities are converted from the local currency into U.S. dollars using current exchange rates. If trading in the currency is restricted, the Fund will use a rate believed to reflect the currency's fair value in U.S. dollars. Trading may take place in foreign securities held by the Fund on days when the Fund is not open for business. As a result, the Fund's Net Asset Value may change on days on which shareholders are not able to purchase or sell Fund shares. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's Net Asset Value is calculated, the securities may be valued at fair value.

Tax Matters

The following discussion is a brief summary of the federal and, where noted, state income tax considerations relevant to a shareholder investing in the Fund. The discussion is very general, and prospective investors are urged to consult their tax advisers about the tax consequences that an investment in the Fund may have in their particular situations.

Taxation of the Fund

     Federal Taxes. The Fund is treated as a series of the Trust, and is treated as a separate entity for federal tax purposes under the Internal Revenue Code of 1986, as amended (the Code). The Fund intends to elect and to qualify to be treated as a "regulated investment company" under Subchapter M of the Code for its first and each subsequent taxable year. In order to so qualify, the Fund must meet various requirements of Subchapter M relating to the nature of the Fund's gross income, the amount of its distributions, and the composition of its portfolio assets.

     If the Fund qualifies to be treated as a regulated investment company for a given year, it will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. If the Fund should fail to qualify as a regulated investment company in any year, it would incur federal income taxes upon its taxable income and distributions paid to shareholders would generally be taxable as ordinary dividend income.

     Foreign Taxes. Although we do not expect the Fund will pay any federal income or excise taxes, investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on foreign income; the Fund intends to qualify for such reduced rates where available. It is not possible, however, to determine the Fund's effective rate of foreign tax in advance, since the amount of the Fund's assets to be invested within various countries is not known.

If the Fund holds more than 50% of its assets in foreign stock and securities at the close of a taxable year, it may elect to pass through to its shareholders the foreign income taxes paid. If the Fund so elects, its shareholders will be required to treat their pro rata portions of the foreign income taxes paid by the Fund as part of the amounts distributed to them from the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If the Fund does not qualify or elect to pass through to its shareholders foreign income taxes that it pays, shareholders will not be able to claim any deduction or credit for any part of such taxes.

     Massachusetts Taxes. As long as the Fund maintains its status as a regulated investment company under the Code, it will not be required to pay any Massachusetts income or excise tax.

Taxation of Shareholders

     Taxation of Distributions. Shareholders of the Fund will generally have to pay federal income taxes, and any state or local income taxes, on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains for federal income tax purposes over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares. Any dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

     Dividends-Received Deduction. In the event that the Fund invests in U.S. equity securities, a portion of any ordinary income dividends may be eligible for the dividends-received deduction for corporations if the recipient otherwise qualified for that deduction with respect to its holding of Fund shares. Availability of the deduction to particular corporate shareholders is subject to certain limitations and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

     "Buying A Dividend." Any dividend or distribution from the Fund will have the effect of reducing the per share Net Asset Value of shares in the Fund by the amount of the dividend or distribution. Shareholders purchasing shares in the Fund shortly before the record date of any dividend or other distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     Special Considerations for Non-U.S. Persons. Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities (Non-U.S. Persons) are generally subject to U.S. tax withholding at the rate of 30%. The Fund intends to withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. The Fund will withhold at a lower tax treaty rate if a shareholder provides documentation acceptable to the Fund demonstrating the applicability of such a rate to a particular distribution. Any amounts over-withheld may be recovered by the shareholder by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims. Distributions from the Fund to a Non-U.S. Person also may be subject to tax under the laws of the Non-U.S. Person's jurisdiction.

     Backup Withholding. The Fund is required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a Non-U.S. Person) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding applicable to Non-U.S. Persons.

     Disposition of Shares. In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of the shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon disposition of shares may also be disallowed under the rules relating to wash sales.

Effects of Certain Investments and Transactions

     Certain Debt Instruments. An investment by the Fund in certain stripped securities and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

     Options, Etc. The Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (e.g., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles", and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of the Code.

     Foreign Investments. Special tax considerations apply with respect to foreign investments of the Fund. For example, foreign exchange gains and losses generally will be treated as ordinary income or loss. Use of non-U.S. currencies for non-hedging purposes and investments in "passive foreign investment companies" may have to be limited in order to avoid a tax on the Fund. The Fund may elect to mark to market any investments in passive foreign investment companies on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional gain or loss to the Fund.

The foregoing is a limited summary of federal (and, where indicated, state) income tax considerations. It should not be viewed as a comprehensive discussion of the items referred to, nor as covering, all provisions relevant to investors. Shareholders should consult their own tax advisers for additional details on their particular tax status.

How We Calculate Performance

     All performance reported in advertisements is historical and not intended to indicate future returns.

     From time to time the yield and compounded effective yield of the Fund may be published in advertisements and sales material.

Total Return and Other Quotations

     We can express investment results for the Fund in terms of total return. Total return refers to the total change in value of an investment in the Fund over a specified period.

     In calculating the total return of the Fund, we start with the total number of shares of the Fund you can buy for $1,000 at the beginning of the period. We then add all the additional shares you would have purchased within the period with reinvested dividends and distributions (this takes into account the Fund's income, if any). Finally, we multiply the number of these shares by the Net Asset Value on the last day of the period and divide the result by the initial $1,000 investment to see the Fund's percentage gain or loss. For periods of more than one year, we adjust the cumulative total return to get an average annual total return.

These figures will be calculated according to the SEC formula:

        n
P(1 + T)  = ERV
where:
P = A hypothetical initial payment of $1,000.
T = Average annual total return.
n = Number of years.
ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion).

Financial Statements

     The Fund is newly organized and has not issued financial statements as of the date of this Statement of Additional Information.

PART C: OTHER INFORMATION

Item 23. Exhibits

(a)      Declaration of Trust:
         (1)      Declaration of Trust

                  Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on August 28, 1998.

         (2)      Designation of Series

(b)      By-Laws

         Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement (File No. 2- 80886), as filed with the Securities and Exchange Commission on October 7, 1997.

(c)      N/A

(d)      Management Agreement:
         (1)      Management Agreement

                  Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on August 28, 1998.

         (2)      Renewal of Management Agreement

                  Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on September 1, 2000.

         (3)      Sub-Investment Advisory Agreements

                  Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on August 27, 1999.

         (4)      Renewal of Sub-Investment Advisory Agreements

                  Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on September 1, 2000.

         (5) Form of Letter Agreement adding Citizens International Growth Fund to the Management Agreement as filed herewith.

 (e)     Distribution Agreement

         Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 1999.

         (1) Form of Letter Agreement adding Citizens International Growth Fund to the Distribution Agreement as filed herewith.

(f)      N/A

(g)      Custodian Contract:

         (1)      Custodian Contract as filed herewith.

                  Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on September 27, 1996.

         (2) Form of Letter Agreement adding Citizens Small Cap Index Fund to the Custodian Contract Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on April 15, 1999.

         (3) Form of Letter Agreement adding Citizens International Growth Fund to the Custodian Contract To be filed by amendment.

(h)      Other Material Contracts:

         (1)      Administrative and Shareholder Services Agreement

                  Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 1999.

         (2)      Renewal of Administrative and Shareholder Services Agreement

                  Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on September 1, 2000.

         (3)      Transfer Agency Agreement

                  Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on September 1, 2000.

         (4)      Expense Reimbursement Agreements

                  Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on September 1, 2000 and filed herewith.

         (5) Form of Letter Agreement adding Citizens International Growth Fund to the Administrative Services Agreement as filed herewith.

         (6) Form of Expense Reimbursement Agreement for Citizens International Growth Fund as filed herewith.

(i) Form of Opinion and Consent of Counsel as to the legality of the securities being registered

(j)      N/A

(k)      N/A

(l)      N/A

(m)      Rule 12b-1 Distribution Plan

         Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 1999.

(n)      N/A

(o)      Rule 18f-3 Plan

         Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 1999.

         (1) Form of Letter Agreement adding Citizens International Growth Fund to the Multiple Class Plan as filed herewith.

(p) Code of Ethics for series of Citizens Funds, Citizens Advisers, Inc., Citizens Securities, Inc., Seneca Capital Management, LLC and Clemente Capital, Inc.

(q)      Powers of attorney as filed herewith.

         Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement (File No. 2- 80886), as filed with the Securities and Exchange Commission on September 1, 2000.

(q)      Powers of attorney

Item 24. Persons Controlled by or under Common Control with the Fund

         o See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships.

         o        Citizens Funds is a Massachusetts business trust.

         o Citizens Advisers, Inc., the investment adviser to the Registrant, is a New Hampshire corporation, which also controls the distributor of the Registrant, Citizens Securities, Inc., which is also a New Hampshire corporation.

Item 25. Indemnification

Article Seventh of the Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Citizens Funds participates in a group liability policy under which it and its trustees, officers and affiliated persons, the adviser and the distributor are insured against certain liabilities.

Item 26. Business and other Connections of Investment Adviser

Other businesses, professions, vocations, or employment of a substantial nature in which each director or officer of Citizens Advisers, Inc. is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position Connection with and
With Investment Adviser Name of Other Company __________________________________

John L. Shields, Trustee, Citizens Funds
President, CEO President, Citizens Securities, Inc.
Senior Consultant, Cerulli Associates (1995 to 1998)

Sophia Collier, Trustee, Citizens Funds
Chair of Board President, Citizens Funds and Citizens Advisers, Inc. (1991 to 1998)
President, Northpoint Technology, LTD

President, NPT, Inc.

Candace R. Corvey, Vice President, University of New Hampshire
Associate Vice President, Harvard University 1994-1996,
Associate Dean, Harvard University 1985 - 1994

John P. Dunfey, Chairman and Founder, The Dunfey Group
Director President, Treasurer & Director, DA-TRIAD, Inc.
Trustee and Governor, Dana-Farber Cancer Inst., Boston
Chair, Human Rights Project, Inc.
Chair, New England Circle, Inc.
Director, International League for Human Rights, NY

Jane E. Newman, Executive Dean, John F. Kennedy School of Government, August, 2000,
Managing Director, The Commerce Group, (January 1999 to August 2000)
Interim Dean, University of New Hampshire (December
1997 to January 1999)
Executive Vice President, Exeter Trust Co. (September
1995 to December 1997)

Sean P. Driscoll, Treasurer, Citizens Funds, Vice President
Fund Accounting and Operations, Citizens Funds,
Director of Fund Accounting and Director of Fund Administration,
State Street Bank and
Compliance Trust Company (March 1998 to November 1998)
Vice President of Compliance, Putnam Investments
(January 1997 to March 1998)

Stephen C. Schuyler, Secretary, Citizens Funds
Vice President and Senior Counsel, Citizens Funds

John M. O'Brien, Assistant Treasurer, Citizens Funds
Vice President of Corporate Finance,
Services Manager, Bank Boston (January 1998 to October
1998)
Business Manager, Fidelity Investments (October 1989 to
January 1998)

Item 27. Principal Underwriters

         (a)      Not applicable.

         (b) John L. Shields, 230 Commerce Way, Suite 300, Portsmouth, NH, is the President of Citizens Funds' distributor, Citizens Securities, Inc.

         (c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that act are kept at Citizens Funds' Transfer and Dividend Distributing Agent, Bisys, 3435 Stelzer Road, Columbus, OH 43219-8012

Accounting Agent, Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH
45263

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portsmouth and State of New Hampshire on the 2nd day of October, 2000.

                                 CITIZENS FUNDS
                                 By /s/ Stephen C. Schuyler
                                    ------------------------------
                                    Stephen C. Schuyler, Secretary

/s/ John L. Shields           Trustee, President, Principal Executive, Financial
--------------------------    and Accounting Officer
(John L. Shields)

Azie Taylor Morton*           Trustee
---------------------------
(Azie Taylor Morton)

Pablo Eisenberg*              Trustee
---------------------------
(Pablo Eisenberg)

Ada Sanchez*                  Trustee
---------------------------
(Ada Sanchez)

Sophia Collier*               Trustee
---------------------------
(Sophia Collier)

Martha Pope*                  Trustee
---------------------------
(Martha Pope)

Mitchell A. Johnson*          Trustee
---------------------------
(Mitchell A. Johnson)

*By Stephen C. Schuyler Attorney in Fact
/s/ Stephen C. Schuyler
-------------------

See Powers of Attorney: incorporated by reference herein

                                  EXHIBIT INDEX

(a)      Declaration of Trust

(d)      Management Agreement

         (5)      Form of Letter adding Citizens International Growth Fund

(e)      Distribution Agreement

         (1)      Form of Letter adding Citizens International Growth Fund

(g)      Custodian Contract

(h)      Other Material Contracts:

         (4) Form of Expense Reimbursement Agreement for Citizens International Growth Fund

         (5)      Form of Letter adding Citizens International Growth Fund

         (6)      Form of Expense Reimbursement Agreement

(i) Form of Opinion and Consent of Counsel as to the legality of the securities being registered

(o)      (1)      Form of Letter Agreement adding Citizens International
                  Growth Fund

(q)      Powers of attorney